CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' DEFICIT (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Class C series	Member Common Units USD ($)	Member Common Units Class A	Member Common Units Class B	Member Common Units Class C series	Accumulated Deficit USD ($)
Balances at Dec. 31, 2010	$ (671.3)		$ (319.0)				$ (352.3)
Balances (in units) at Dec. 31, 2010		263,852		1,230,731	600,000	263,852
Increase (Decrease) in Partners' Capital
Management Unit grants, net (in units)						14,855
Net income (loss)	22.6						22.6
Balances at Dec. 31, 2011	(700.7)		(371.0)				(329.7)
Balances (in units) at Dec. 31, 2011		278,707		1,230,731	600,000	278,707
Increase (Decrease) in Partners' Capital
Management Unit grants, net (in units)						96,995
Net income (loss)	(111.5)						(111.5)
Balances at Dec. 31, 2012	(618.1)		(176.9)				(441.2)
Balances (in units) at Dec. 31, 2012		375,702		2,172,212	676,972	375,702
Increase (Decrease) in Partners' Capital
Management Unit grants, net (in units)						27,640
Net income (loss)	(161.2)						(161.2)
Balances at Dec. 31, 2013	(779.3)		(176.9)				(602.4)
Balances (in units) at Dec. 31, 2013		403,342		2,172,212	676,972	403,342
Increase (Decrease) in Partners' Capital
Management Unit grants, net (in units)						(1,275)
Net income (loss)	(20.3)						(20.3)
Balances at Mar. 31, 2014	$ (799.6)		$ (176.9)				$ (622.7)
Balances (in units) at Mar. 31, 2014				2,172,212	676,972	402,067